UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Financial Statements FEG Absolute Access Fund LLC Six Month Period Ended September 30, 2011 (unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Month Period Ended September 30, 2011
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2-3
Statement of Operations	4
Statement of Changes in Members’ Capital	5
Statement of Cash Flows	6
Notes to Financial Statements	7-17
Other Information	18-20

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2011
(unaudited)

Assets
Short-term investments (cost $1,755,577)	$1,755,577
Investments in Portfolio Funds, at fair value (cost $186,985,251)	191,611,160
Portfolio Funds purchased in advance	22,000,000
Receivable for Portfolio Funds sold	231,290
Receivable for Portfolio Funds sold holdback	36,000
Other assets	61
Total assets	$215,634,088

Liabilities and members’ capital
Advance Partners contributions	$15,952,400
Tender payable	43,976
Management fee payable	278,101
Professional fees payable	137,327
Director fees payable	8,333
Accrued expenses	129,288
Total liabilities	16,549,425
Members’ capital	199,084,663
Total liabilities and members’ capital	$215,634,088

Components of members’ capital
Capital contributions (net)	197,545,287
Accumulated net investment loss	(2,754,149)
Accumulated net realized loss on investments	(332,384)
Accumulated net unrealized appreciation on investments	4,625,909
Members’ capital	$199,084,663

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2011
(unaudited)

			Percentage
		Fair	of Members’	Net	Withdrawals
Investment Name	Cost	Value	Capital	Gain	Permitted

Investments in Portfolio Funds:
United States:
Multi-Strategy:
AG Super Fund, L.P.(a)	$11,000,000	$11,471,644	5.8%	$(1,096,384)	Annually
AQR Delta Fund II LP	12,000,000	11,437,549	5.7	(562,451)	Annually
Black River Global Trading Fund, LLC	10,300,000	9,800,273	4.9	(161,149)	Semiannually
Canyon Value Realization Fund, L.P.(a)	10,800,000	11,560,420	5.8	(963,642)	Quarterly
Claren Road Credit Partners, L.P.	11,000,000	11,970,337	6.0	555,426	Quarterly(b)
CVI Global Value Fund A, L.P.(a)	6,690,776	9,228,528	4.6	2,537,752	Annually(c)
Davidson Kempner Partners	10,000,000	10,934,628	5.5	(401,309)	Annually
Diamondback Partners, L.P.	5,735,705	5,701,387	2.9	(34,741)	Quarterly(d)
Elliot Associates, L.P.	7,933,000	8,647,291	4.3	188,291	Semiannually(b)
Eton Park Fund, L.P.(a)	13,000,000	12,785,112	6.4	(1,137,876)	Quarterly
Farallon Capital Partners, L.P.(a)	11,750,000	11,879,538	6.0	(700,719)	Annually
FIR Tree Credit Opportunity Fund	12,000,000	11,645,765	5.8	(354,235)	Annually
Graham Global Investment Fund Ltd.	12,500,000	11,844,965	5.9	(855,864)	Monthly
GSO Special Situations Fund, L.P.(a)	4,300,000	5,269,945	2.6	(186,086)	Quarterly
HBK Fund II, L.P.(a)	12,112,491	13,436,975	6.7	133,254	Quarterly
Highfields Capital II, L.P.(a)	10,500,000	10,277,900	5.2	(1,585,364)	Annually
Stark Investments, L.P.(a)	730,853	700,133	0.4	(30,720)	Quarterly
Stark Investments, L.P. - Class A	419,051	497,357	0.2	78,305	Quarterly
Stark Investments, L.P. - Class B(a)	213,375	424,213	0.2	210,838	Quarterly
Strategic Value Restructuring Fund LP	13,000,000	11,381,118	5.7	(2,324,984)	Annually
Taconic Opportunity Fund, L.P.(a)	11,000,000	10,716,081	5.4	(283,919)	Quarterly
Total investments in Portfolio Funds	$186,985,251	$191,611,160	96.2%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

September 30, 2011
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.01%(e)	$1,755,577	$1,755,577	0.9%
Total investments in Portfolio Funds
and Short-Term Investments	$188,740,828	$193,366,737	97.1%

Other assets in excess of liabilities		5,717,926	2.9%

Members’ capital		$199,084,663	100.0%

(a)	All or a portion of these investments are held in side-pockets. See Note 2.
(b)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(c)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(d)
Series 1 shares, or approximately 50% of the investment value, is available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, is available after a two-year lockup period.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2011.

Type of Investment as a Percentage Total Members' Capital:

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2011
(unaudited)

Investment income
Interest income	$360

Expenses
Management fees	497,526
Professional fees	67,500
Director fees	10,000
Insurance	25,000
Administrative and other	163,170
Total expenses	763,196
Net investment loss		$(762,836)

Net realized and unrealized gain on investments
Net realized gain on investments in Portfolio Funds	445,344
Net change in unrealized depreciation on investments in Portfolio Funds	(11,184,193)
Net realized and unrealized loss on investments in Portfolio Funds		(10,738,849)
Net decrease in members' capital resulting from operations		$(11,501,685)

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Changes in Members’ Capital

Six Month Period Ended September 30, 2011 (unaudited) and Year Ended March 31, 2011

Members’
Capital

Members’ capital at March 31, 2010	$76,670,077
Capital contributions	84,495,499
Capital withdrawals	(2,410,758)
Net investment loss	(790,454)
Net realized gain on investments in Portfolio Funds	130,932
Net change in unrealized appreciation on investments in Portfolio Funds	11,968,865
Members’ capital at March 31, 2011	$170,064,161
Capital contributions	141,161,262
Capital withdrawals	(100,639,076)
Net investment loss	(762,836)
Net realized gain on investments in Portfolio Funds	445,344
Net change in unrealized depreciation on investments in Portfolio Funds	(11,184,193)
Members’ capital at September 30, 2011	$199,084,663

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Month Period Ended September 30, 2011
(unaudited)

Operating activities
Net decrease in members’ capital resulting from operations	$(11,501,685)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash (used in) provided by operating activities:
Purchases of investments in Portfolio Funds	(48,079,650)
Proceeds from sales of investments in Portfolio Funds	4,002,709
Net realized gain on investments in Portfolio Funds	(445,344)
Net change in unrealized (appreciation) depreciation on investments in Portfolio Funds	11,184,193
Changes in operating assets and liabilities:
Short-term investments	411,101
Portfolio Funds purchased in advance	(12,000,000)
Receivable for Portfolio Funds sold	3,368,710
Other assets	15
Subscriptions received in advance	13,972,400
Withdrawal payable	(1,591,972)
Management fee payable	139,081
Professional fees payable	(25,775)
Directors fees payable	1
Accrued expenses	44,030
Net cash used in operating activities	(40,522,186)

Financing activities
Proceeds from capital contributions	141,161,262
Payments for tenders	(100,639,076)
Net cash provided by financing activities	40,522,186

Net decrease in cash	0
Cash at beginning of year	–
Cash at end of year	$–

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited)

September 30, 2011

1. Organization

FEG Absolute Access Fund LLC (the Fund) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Fund registered with the U.S. Securities and Exchange Commission (the SEC) on August 16, 2010, under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund’s Board of Directors (the Board) has overall responsibility for the management and supervision of the Fund’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Investment Manager (as such term is defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the Investment Manager) to the Fund. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the Advisers Act).

Pursuant to a sub-advisory agreement with the Investment Manager and the Fund, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Fund’s sub-adviser (in such capacity, the Sub-Adviser). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in providing for oversight of the Fund’s investments, making Portfolio Fund Manager (as such term is defined below) selection and termination recommendations and approving significant and strategic asset allocation changes.

The Fund’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager will manage the Fund by allocating its capital among a number of independent general partners or investment managers (the Portfolio Fund Managers) acting through pooled investment vehicles and/or managed accounts (collectively, the Portfolio Funds).

Limited liability company interests (Interests) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Short-Term Investments

Short-term investments represent an investment in a money market fund, which is held in custody at the Administrator. Short-term investments are recorded at fair value. Divided income is recorded on an accrual basis.

Investments in Portfolio Funds

The Fund values its investments in Portfolio Funds at fair value, which generally represents the Fund’s pro rata interest in the Members’ capital of these entities, net of management fees and incentive allocations payable to the Portfolio Funds’ Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are generally valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ significantly from the values that would have been used if a ready market existed, and the differences could be material. The underlying Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the statement of operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the period April 1, 2011 through September 30, 2011, the aggregate cost of purchases and proceeds from sales/withdrawals of investments were $48,079,650 and $4,000,719, respectively.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (continued)

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the Side-pockets), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in an investment fund may provide. Should the Fund seek to liquidate its investments in the Side-pockets, the Fund might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Side-pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-pockets. At September 30, 2011, twelve of the Portfolio Funds had all or a portion of their assets held as Side-pockets. The fair value of these Side-pockets at September 30, 2011, was $9,840,370 and represented 9.05% of total Members’ capital.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for similar investments).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable in the near term under the normal operating protocols of the Portfolio Funds’ agreements.

The Fund adopted the Financial Accounting Standards Boards’ (FASB) Accounting Standards Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB’s “Fair Value Statement” and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to i) disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions, ii) disclose transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) show purchases, sales issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2011:

Investments	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$166,224,016	$25,387,144	$191,611,160
Short-Term Investments	1,755,577	-	-	1,755,577
Total	$1,755,577	$166,224,016	$25,387,144	$193,366,737

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (continued)

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The following table includes a rollforward of the amounts for the six months ended September 30, 2011, for investments classified within Level 3.  Investments are transferred from Level 3 into Level 2 at the end of each period when the investment can be liquidated within one year.

Investments in
Portfolio Funds
Balance as of April 1, 2011	$32,585,068
Realized gain (loss)	286,903
Net change in unrealized appreciation/depreciation	(4,260,314)
Purchases	3,567,564
Sales	(4,024,457)
Net transfers in or out of Level 3	(2,767,620)
Balance as of September 30, 2011	$25,387,144

Investment Income

Investment transactions are recorded on a trade-date basis. Interest income is accrued as earned.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include 2008 to 2010, and has concluded that as of September 30, 2011, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the statement of operations.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Fund has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s agreement.

The Portfolio Funds in which the Fund has investments utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statements of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective statements of financial condition. However, due to the nature of the Fund’s interest in these investment entities, the Fund’s risk with respect to such transactions is limited to its investment in each Portfolio Fund.

The Fund is also subject to liquidity risks, including the risk that the Fund may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Fund to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of Members’ capital, and incentive allocations typically range between 10% and 30% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreements.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Fund a monthly management fee (the Management Fee) equal to 1/12 of 0.85% of the Fund’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Fund made other than at the beginning of a month. The Management Fee totaled $197,344 for the six months ended September 30, 2011, of which $278,101 was payable at September 30, 2011.

The Investment Manager will pay the Sub-Adviser a monthly fee equal to 10% of any Management Fee received by the Investment Manager from the Fund pursuant to the Investment Management Agreement as of the end of each calendar month.

Each member of the Board (Director) who is not an “interested person” of the Fund (the Independent Directors), as defined by the 1940 Act, receives a fee of $10,000 per year.  In addition, all Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.  The Director fee totaled $10,000 for the six months ended September 30, 2011, of which $8,333 was payable at September 30, 2011.

At September 30, 2011, FEG Absolute Access TEI Fund LLC (investing in the Fund via FEG Absolute Access Fund LDC, a Cayman Island limited duration company), an affiliated investment company registered under the 1940 Act advised by the Investment Manager, had ownership interests in the Fund of 59.37%, with a value of $118,187,656.

5. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board.  Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $250,000, and additional contributions from existing Members may be made in a minimum amount of $100,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Interest. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Interests from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Fund should offer to repurchase Interests from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

5. Members’ Capital (continued)

The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Fund’s outstanding Interests. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Fund repurchase

Interests; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Interests.

The Fund’s Operating Agreement provides that the Fund will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Interest for repurchase by the Fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Fund will offer to repurchase Interests (or portions of Interests), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline).

For Members tendering all of their Interests in the Fund, Interests will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Interest in the Fund may expect to receive on the repurchase of such Member’s Interest will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Interest in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Interest in the Fund, the value of such Interest being repurchased will be determined on the Full Repurchase Valuation Date.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

5. Members’ Capital (continued)

Within five days of the Repurchase Request Deadline, each Member whose Interest has been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within

30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds, whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Interest held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 5% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.”  Otherwise, the Fund does not intend to impose any charges on the repurchase of Interests.

If Members request that the Fund repurchase a greater number of Interests than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Interests pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Interest requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Interest for repurchase will be required to maintain a minimum capital account balance of $250,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

6. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Financial Highlights

The following represents the ratios to average Members’ capital and total return information for the six months ended September 30, 2011 and the years ended March 31, 2011, 2010 and 2009:

	Six Months Ended
	9/30/2011		Year Ended	Year Ended	Year Ended
	(unaudited)		3/31/2011	3/31/2010	3/31/2009
Ratios to average members’ capital:
Expenses	0.81	%(1)	0.70%	1.29%	1.24%
Net investment loss	-0.81	%(1)	-0.70%	-1.29%	-1.20%

Total Return	2.01	%(2)	8.43%	31.43%	-24.71%
Portfolio turnover	4.45	%(1)	5.67%	4.51%	0.00%

Members’ Capital end of period (000’s)	$199,084		$170,064	$76,670	$38,847

(1)Annualized.
(2) Not annualized.

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions. The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

FEG Absolute Access Fund LLC

Notes to Financial Statements (unaudited) (continued)

9. Subsequent Events

Management evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

From October 1, 2011 to November 29, 2011, the Fund recorded subscriptions of $7,363,000, of which $2,300,000 was received in advance of October 1, 2011.

FEG Absolute Access Fund LLC

Other Information (unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At a meeting of the Board of the Fund held on May 17, 2011, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the Independent Directors), approved the investment management agreement (the Investment Management Agreement)  between the Investment Manager and the Fund and the sub-advisory agreement among the Investment Manager, Sub-Adviser and the Fund (the Sub-Advisory Agreement and together with the Investment Management Agreement, the Advisory Agreements).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager and Sub-Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Board then met in executive session with the counsel to the Fund for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager, Sub-Adviser and their affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Investment Manager, Sub-Adviser and their affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; (9) the allocation of total fees between the Investment Manager and Sub-Adviser with respect to the Fund; and (10) possible conflicts of interest that the Investment Manager and Sub-Adviser may have with respect to the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Investment Manager and Sub-Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Limited Liability Company Operating Agreement, that the quality of those services is consistent with industry norms and that the Fund is likely to benefit from the Investment Manager’s and Sub-Adviser’s investment program.  The Board noted that the Fund had outperformed Hedge Fund Research, Inc.’s HFRI Fund of Funds Composite Index for all the relevant time periods.

The Board also concluded that the Investment Manager and Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Fund.  The Board reviewed the financial statements of the Investment Manager.  In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager, Sub-Adviser and their affiliates.  The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds.  The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected size of the Fund and the quality of services provided by the Investment Manager.

The Board considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow.

The Board considered all factors and no one factor alone was deemed dispositive.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Directors of the Fund concluded that the compensation and other terms of the Advisory Agreements were in the best interests of the Fund’s Members.

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 9, 2011

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 9, 2011

* Print the name and title of each signing officer under his or her signature.